AST Multi-Asset Diversified Plus Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
AST Multi-Asset Diversified Plus Portfolio Custom Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.75%	6.73%	6.82%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent	13.55%	5.58%	5.73%